SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Number of Warrants, Outstanding, Beginning balance	67,335,714
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.12
Weighted Average Remaining Contractual Life (In Years)	4 years 3 months 25 days	3 years 10 months 20 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 331,500
Number of Warrants, Exercisable, Beginning balance	67,335,714
Weighted Average Exercise Price, Exercisable, Beginning balance	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Exercisable	4 years 3 months 25 days	3 years 10 months 20 days
Aggregate Intrinsic Value, Exercisable, Beginning balance	$ 331,500
Number of Warrants, Granted	16,700,000
Weighted Average Exercise Price, Granted	$ 0.0895
Weighted Average Remaining Contractual Life (In Years), Granted	7 years 9 months 10 days
Aggregate Intrinsic Value, Granted	$ 49,920
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Cancelled/Forfeited	(3,000,000)
Weighted Average Exercise Price, Cancelled/Forfeited	$ 0.2299
Number of Warrants, Outstanding, Ending balance	81,035,714	67,335,714
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.0895	$ 0.12
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 1,989,500	$ 331,500
Number of Warrants, Exercisable, Ending balance	81,035,714	67,335,714
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.10	$ 0.12
Aggregate Intrinsic Value, Exercisable, Ending balance	$ 1,989,500	$ 331,500